UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

a.)

Semi-Annual Report

July 31, 2021

Volshares Large Cap ETF

Ticker: VSL

Volshares Large Cap ETF

Volshares Large Cap ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders:

On behalf of the Volshares portfolio management team, I would like to express our appreciation for your continued confidence in the Volshares Large Cap ETF (“Volshares” or the “Fund” or “VSL”). Over the last six months the Fund underperformed but has significantly outperformed over the last 12 months and since inception. The following information pertains to the fiscal period from February 1, 2021 through July 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Volshares Large Cap Index (the “Index”). The Index is designed to track the performance of twenty-five large capitalization stocks, utilizing a proprietary stock selection model.

For the current fiscal period, the Fund gained 15.71% in market value and 16.78% in net asset value versus a gain of 19.19% for the S&P 500® Index. The Fund’s Index gained 17.85% during the current fiscal period. Calendar year to date gains were 17.37% in market value and 17.56% in net asset value versus 17.99% for the S&P 500® Index and 18.78% for the Fund’s Index. Over the most recent three-month period the Fund returned 2.27% in market value and 2.20% in net asset value versus 5.50% for the S&P 500® Index and 2.25% for the Fund’s Index.

For the one year ending July 31, 2021, the Fund gained 40.88% in market value and 40.77% in net asset value versus a gain of 36.45% for the S&P 500® Index and 42.93% for the Fund’s index. Since inception on February 22, 2018, the Fund has outperformed the S&P 500®Index with average annualized returns of 20.23% for market value and 20.27% for NAV versus 17.33% for the S&P 500®Index and 21.52% for the Fund’s Index.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.volsharesetfs.com.

With the market on a slow, consistent rise over the last six months the Fund has had positive outright performance but has underperformed versus index. As volatility re-enters the market the Fund should be provided with opportunities to enhance its overall performance.

VSL seeks to outperform traditional large cap ETFs and indices by utilizing a sophisticated proprietary quantitative trading algorithm which incorporates market sentiment and short-term price movements while the trading methodology aims to minimize short term capital gains.

Volshares Large Cap ETF

Letter to Shareholders
(Unaudited) (Continued)

We appreciate your investment in VSL.

Sincerely,

Harry Gobora
President
Revolution Capital Advisors, LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus. Past performance is not a guarantee of future results.

All investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each weekly reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Fund builds its portfolio by looking for companies that exhibit low volatility characteristics, but also demonstrate price momentum that could deliver above average returns. The Fund uses the Revolution Model, which analyzes the market sentiment for each company in the starting universe of the 500 largest companies based on the proximity of each company’s opening and closing prices to their mean, and its volatility to identify the most attractive securities in terms of their potential for short- term appreciation relative to their expected volatility with an emphasis on RVIX “realized volatility” and market sentiment.

Revolution’s methodology ranks the 500 large cap stocks based on low volatility and market sentiment as measured by the average weekly prices, which are run through our algorithm. The twenty-five stocks with the lowest model scores are selected each week for purchase. These stocks are given an equal weighting of four percent (4%) allocation in the portfolio.

The Fund’s benchmark is the S&P® 500 Index (TR) “Total Return”, the index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Volshares Large Cap Index - Construction of the Index begins with the constituents of the Solactive US Large Cap Index (the “Equity Universe”), generally the 500 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). The opening and closing prices for each company in the Equity Universe are utilized by the Revolution Model to identify the twenty-five companies with a combination of the highest likelihood of appreciation over the next one-week period and the lowest volatility compared to traditional market capitalization-based equity indexes.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

The Volshares Large Cap ETF is distributed by Quasar Distributors, LLC.

Volshares Large Cap ETF

Portfolio Allocation

As of July 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Consumer, Non-Cyclical (a)	38.9%
Industrial	15.6
Technology	11.9
Communications	11.3
Energy	7.9
Consumer, Cyclical	7.8
Utilities	3.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets (b)	(0.0)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of Net Assets.

Volshares Large Cap ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.2%
	Communications — 11.3%
11,322	Trade Desk, Inc. - Class A (a)	$927,385
16,657	Verizon Communications, Inc.	929,127
3,408	Wayfair, Inc. - Class A (a)	822,555
		2,679,067
	Consumer, Cyclical — 7.8%
4,004	Cummins, Inc.	929,328
1,740	Domino’s Pizza, Inc.	914,353
		1,843,681
	Consumer, Non-Cyclical — 38.9% (b)
3,826	Amgen, Inc.	924,132
27,355	Conagra Brands, Inc.	916,119
8,362	Exact Sciences Corporation (a)	901,758
15,720	General Mills, Inc.	925,279
12,262	Incyte Corporation (a)	948,466
7,092	J.M. Smucker Company	929,832
14,693	Kellogg Company	930,948
23,838	Kraft Heinz Company	917,048
23,385	Kroger Company	951,770
6,199	Teladoc Health, Inc. (a)	920,242
		9,265,594
	Energy — 7.9%
12,558	Phillips 66	922,134
14,274	Valero Energy Corporation	955,930
		1,878,064
	Industrial — 15.6%
11,540	Ball Corporation	933,355
10,251	CH Robinson Worldwide, Inc.	914,082
71,568	General Electric Company	926,805
4,293	Union Pacific Corporation	939,137
		3,713,379

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Schedule of Investments
July 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.2% (Continued)
	Technology — 11.9%
7,811	Akamai Technologies, Inc. (a)	$936,695
12,008	NetApp, Inc.	955,717
12,286	ROBLOX Corporation - Class A (a)	945,776
		2,838,188
	Utilities — 3.8%
12,184	Dominion Energy, Inc.	912,216
	TOTAL COMMON STOCKS (Cost $23,427,609)	23,130,189

	SHORT-TERM INVESTMENTS — 2.8%
664,775	First American Government Obligations Fund, Class X, 0.03% (c)	664,775
	TOTAL SHORT-TERM INVESTMENTS (Cost $664,775)	664,775
	TOTAL INVESTMENTS — 100.0% (Cost $24,092,384)	23,794,964
	Liabilities in Excess of Other Assets — (0.0)% (d)	(2,709)
	NET ASSETS — 100.0%	$23,792,255

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of July 31, 2021.
(d)	Represents less than 0.05% of Net Assets.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Assets and Liabilities

July 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (Cost $24,092,384)	$23,794,964
Dividends and interest receivable	10,420
Total assets	23,805,384

LIABILITIES
Management fees payable	13,129
Total liabilities	13,129
NET ASSETS	$23,792,255

Net Assets Consist of:
Paid-in capital	$23,366,608
Total distributable earnings (accumulated deficit)	425,647
Net assets	$23,792,255

Net Asset Value:
Net assets	$23,792,255
Shares outstanding ^	550,000
Net asset value, offering and redemption price per share	$43.26

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Operations

For the Six-Months Ended July 31, 2021 (Unaudited)

INCOME
Dividends	$93,208
Interest	38
Total investment income	93,246

EXPENSES
Management fees	40,673
Total expenses	40,673

Net investment income (loss)	52,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,196,873
Change in unrealized appreciation (depreciation) on investments	(271,429)
Net realized and unrealized gain (loss) on investments	925,444
Net increase (decrease) in net assets resulting from operations	$978,017

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statements of Changes in Net Assets

	Six-Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
OPERATIONS
Net investment income (loss)	$52,573	$47,191
Net realized gain (loss) on investments	1,196,873	(713,548)
Change in unrealized appreciation (depreciation) on investments	(271,429)	165,346
Net increase (decrease) in net assets resulting from operations	978,017	(501,011)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(52,151)	(111,238)
Total distribution to shareholders	(52,151)	(111,238)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,068,615	4,005,457
Payments for shares redeemed	—	(9,015,558)
Net increase (decrease) in net assets derived from capital share transactions (a)	20,068,615	(5,010,101)
Net increase (decrease) in net assets	$20,994,481	$(5,622,350)

NET ASSETS
Beginning of period/year	$2,797,774	$8,420,124
End of period/year	$23,792,255	$2,797,774

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	475,000	125,000
Redemptions	—	(325,000)
Net increase (decrease)	475,000	(200,000)

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended July 31, 2021 (Unaudited)		Year End January 31, 2021	Year Ended January 31, 2020		Period Ended January 31, 2019 (1)
Net asset value, beginning of period/year	$37.30		$30.62	$25.21		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.18		0.39	0.40		0.42
Net realized and unrealized gain (loss) on investments (3)	6.06		7.55	5.77	(4)	0.23
Total from investment operations	6.24		7.94	6.17		0.65

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.28)		(0.23)	(0.34)		(0.44)
From net realized gains	—		(1.03)	(0.42)		—
Total distributions	(0.28)		(1.26)	(0.76)		(0.44)

Net asset value, end of period/year	$43.26		$37.30	$30.62		$25.21

Total return	15.71	%(5)	26.34%	24.51	%(6)	2.63	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$23,792		$2,798	$8,420		$630

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(7)	0.65%	0.65%		0.65	%(7)
Net investment income (loss) to average net assets	0.84	%(7)	1.25%	1.32%		1.78	%(7)
Portfolio turnover rate (8)	2,289	%(5)	4,591%	4,467%		4,434	%(5)

(1)	Commencement of operations on February 22, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year/period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year/period.

(4)	Includes a $0.02 gain per share derived from payments to Adviser.
(5)	Not annualized.
(6)

During the year the Fund had an index tracking error resulting in a loss to the fund of $1,500, which was subsequently reimbursed to the Fund by the Adviser. The total return for the period would have been 24.42% before the reimbursement.

(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Notes to Financial Statements

July 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Volshares Large Cap ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Volshares Large Cap Index (the “Index”). The Fund commenced operations on February 22, 2018.

The end of the reporting period for the Fund is July 31, 2021, and the period covered by these Notes to Financial Statements is the six-month period from February 1, 2021 through July 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,130,189	$—	$—	$23,130,189
Short-Term Investments	664,775	—	—	664,775
Total Investments in Securities	$23,794,964	$—	$—	$23,794,964

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended January 31, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$227,934	$(227,934)

During the fiscal year ended January 31, 2021, the Fund realized $227,934 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Revolution Capital Advisors, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Rosenblatt Global Advisors LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Prior to July 2, 2021, Vident Investment Advisory, LLC served as the Sub-Adviser to the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $305,507,270 and $286,092,748, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations were $19,673,399 and there were none associated with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of January 31, 2021 were as follows:

Tax cost of Investments	$2,844,941
Gross tax unrealized appreciation	$23,149
Gross tax unrealized depreciation	(72,333)
Net tax unrealized appreciation (depreciation)	(49,184)
Undistributed ordinary income	13,137
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(464,172)
Distributable earnings (accumulated deficit)	$(500,219)

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

The difference between the cost basis for financial statements and federal income tax purposes is due primarily to wash sales.

As of January 31, 2021, the Fund deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of January 31, 2021, the Fund had a short-term capital loss carryforward of $464,172. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the year ended January 31, 2021 was $111,130 of ordinary income and $108 of long-term capital gain.

The tax character of distributions paid by the Fund during the year ended January 31, 2020 was $91,065 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited) (Continued)

the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Volshares Large Cap ETF

Expense Example

For the Six-Months Ended July 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,167.80	$3.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

Volshares Large Cap ETF

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 27-28, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following Sub-Advisory Agreements (collectively, the “Sub-Advisory Agreements”) with respect to the Volshares Large Cap ETF (the “Fund”):

●	the Interim Sub-Advisory Agreement among Whitford Asset Management, LLC (the “Adviser”), the Trust, on behalf of the Fund, and Rosenblatt Global Advisors, LLC (“RGA” or the “Sub-Adviser”); and

●	the Sub-Advisory Agreement between the Adviser, the Trust, on behalf of the Fund, and RGA.

The Board considered that the Interim Sub-Advisory Agreement would be effective for up to 150 days from the date RGA begins managing the Fund as its sub-adviser. The Board further considered that the Sub-Advisory Agreement would also require approval by the vote of a majority of the outstanding voting securities of the Fund, and that, pending the requisite approvals, the new Sub-Advisory Agreement was expected to become effective in the second quarter of 2021. The Board noted that it was being asked to consider the Sub-Advisory Agreements because the Adviser was recommending that RGA replace the Fund’s current sub-adviser. The Board was informed that the terms of the Sub-Advisory Agreements were identical in all material respects to the terms of the existing sub-advisory agreement, except that RGA would not be entitled to a minimum annual fee and that, with respect to the Interim Sub-Advisory Agreement, certain terms are required to be included by Securities and Exchange Commission rules, such as the 150 day term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Sub-Adviser from services to be rendered to the Fund; (iv) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Sub-Advisory Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the services to be provided to the Fund by the respective firm, and additional information about each firm’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the

Volshares Large Cap ETF

Approval of SUB-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

Board received at the Meeting and deliberated on the approval of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreements with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreements, noting that RGA would provide investment management services to the Fund. The Board noted the responsibilities that RGA would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by RGA, the Board considered reports of the Adviser’s CCO and the Trust’s CCO with respect to RGA’s compliance program. RGA’s registration form (“Form ADV”) was provided to the Board, as was the response of RGA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that, because RGA had not previously been responsible for the management of the Fund’s portfolio, performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreements. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreements. The Board noted that the proposed asset-based fee was identical to the asset-based fee payable to the Fund’s previous sub-adviser, but the Sub-Advisory Agreements would not be subject to the minimum annual fee payable to the Fund’s previous sub-adviser. The Board considered that the fees to be paid to RGA would be paid by the Adviser from the fee the Adviser receives from the Fund. The Board further determined the fee reflected an appropriate allocation of the advisory fee

Volshares Large Cap ETF

Approval of SUB-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

paid to each adviser given the work performed by each firm. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions, if any, for the Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by RGA from its relationship with the Fund, taking into account an analysis of RGA’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreement, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Volshares Large Cap ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Volshares Large Cap ETF

Federal Tax Information

(Unaudited)

For the year ended January 31, 2021, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 8.98%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended January 31, 2021 was 8.69%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 69.36%.

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on July 29, 2021 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on June 21, 2021. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal 1	For Votes	Against	Abstained
To approve a new investment sub-advisory agreement among Revolution Capital Advisors (formerly known as Whitford Asset Management, LLC) (“Revolution Capital” or the “Adviser”), Rosenblatt Global Advisors, LLC (“RGA” or the “Sub-Adviser”), and the trust, on behalf of the Fund. No Increases in shareholder fees or expenses is being proposed.	332,368	3	—

Volshares Large Cap ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of For N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.volsharesetfs.com. The Fund’s portfolio holdings are posted on its website at www.volsharesetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of additional information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.volsharesetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.volsharesetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.volsharesetfs.com.

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Revolution Capital Advisors, LLC
43 Leopard Road, Suite 201
Paoli, Pennsylvania 19301

Sub-Adviser

Rosenblatt Global Advisors, LLC
3726 Castro Valley Boulevard
Castro Valley, CA 94546

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Volshares Large Cap ETF

Symbol – VSL
CUSIP – 26922A495

b.) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/6/2021

*	Print the name and title of each signing officer under his or her signature.